Stock-Based Compensation (Details) - 2020 Share Incentive Plan [Member] - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2021	Mar. 03, 2022
Stock-Based Compensation (Details) [Line Items]
Ordinary shares issued	4,632,449
Contractual term	10 years
Shares granted		3,936,504	1,486,504
Shares remained available for future awards		695,945	3,145,945
Deferred shares were granted				2,450,000
Aggregate amount (in Dollars)		$ 1,837,500